Events Occurring After Reporting Date (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Jul. 31, 2018	Jul. 01, 2018	Jun. 28, 2018	Apr. 27, 2018	Mar. 28, 2018	Feb. 23, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Events Occurring After Reporting Date (Textual)
Share options granted	821	135,875						6,029	782	10,564
Share options exercise price		$ 3.50	$ 11.30
Paid-up capital increased through cash injection						$ 324
Due from reebonz korea					$ 5,916
Trade facility agreement			$ 500	$ 5,000
Warrants issued			88,495
Minimum [Member]
Events Occurring After Reporting Date (Textual)
Percentage of shareholdings						49.20%
Due from reebonz korea					0
Maximum [Member]
Events Occurring After Reporting Date (Textual)
Percentage of shareholdings						49.70%
Due from reebonz korea					1
KRW [Member]
Events Occurring After Reporting Date (Textual)
Paid-up capital increased through cash injection						$ 241,000
Due from reebonz korea					$ 4,856
Employees [Member]
Events Occurring After Reporting Date (Textual)
Share options granted							424,000
Share options exercise price							$ 2.50